Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,909,800,000.00
Total Fee Amount	263,743.38
Total Offset Amount	0.00
Net Fee	$ 263,743.38
Offering Table N/A
Offset Table N/A	N/A